UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

               For the monthly distribution period from
                 October 26, 2007 to November 26, 2007

        Commission File Number of issuing entity:  333-130192-34

             J.P. Morgan Mortgage Acquisition Trust 2007-CH2
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-130192

                 J.P. Morgan Acceptance Corporation I
         (Exact name of depositor as specified in its Charter)

                     J.P. Morgan Acquisition Corp.
          (Exact name of sponsor as specified in its Charter)

                               New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                              13-3475488
                (I.R.S. Employer Identification No.)

                    270 Park Aveneue New York, New York
      (Address of principal executive offices of the issuing entity)
                                10017
                              (Zip Code)

   Registrant's Telephone Number, Including Area Code:  (212) 270-5910

                                   NONE
     (Former name or former address, if changed since last report)

                Registered / reporting pursuant to (check one)
                Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
Title of Class                                             (if Section 12(b))
Class AF-1A         [ ]             [ ]             [X]        Not Applicable
Class AF-1B         [ ]             [ ]             [X]        Not Applicable
Class AF-2          [ ]             [ ]             [X]        Not Applicable
Class AF-3          [ ]             [ ]             [X]        Not Applicable
Class AF-4          [ ]             [ ]             [X]        Not Applicable
Class AF-5          [ ]             [ ]             [X]        Not Applicable
Class AF-6          [ ]             [ ]             [X]        Not Applicable
Class MF-1          [ ]             [ ]             [X]        Not Applicable
Class MF-2          [ ]             [ ]             [X]        Not Applicable
Class MF-3          [ ]             [ ]             [X]        Not Applicable
Class MF-4          [ ]             [ ]             [X]        Not Applicable
Class MF-5          [ ]             [ ]             [X]        Not Applicable
Class MF-6          [ ]             [ ]             [X]        Not Applicable
Class MF-7          [ ]             [ ]             [X]        Not Applicable
Class MF-8          [ ]             [ ]             [X]        Not Applicable
Class MF-9          [ ]             [ ]             [X]        Not Applicable
Class AV-1          [ ]             [ ]             [X]        Not Applicable
Class AV-2          [ ]             [ ]             [X]        Not Applicable
Class AV-3          [ ]             [ ]             [X]        Not Applicable
Class AV-4          [ ]             [ ]             [X]        Not Applicable
Class AV-5          [ ]             [ ]             [X]        Not Applicable
Class MV-1          [ ]             [ ]             [X]        Not Applicable
Class MV-2          [ ]             [ ]             [X]        Not Applicable
Class MV-3          [ ]             [ ]             [X]        Not Applicable
Class MV-4          [ ]             [ ]             [X]        Not Applicable
Class MV-5          [ ]             [ ]             [X]        Not Applicable
Class MV-6          [ ]             [ ]             [X]        Not Applicable
Class MV-7          [ ]             [ ]             [X]        Not Applicable
Class MV-8          [ ]             [ ]             [X]        Not Applicable
Class MV-9          [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]

PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On November 26, 2007 a distribution was made to the holders of J.P. Morgan Mortgage Acquisition Trust 2007-CH2, Asset Backed Pass-Through Certificates, Series 2007-CH2. The Monthly Distribution Date Statement to Certificateholders is attached as Exhibit 99.1

PART II  OTHER INFORMATION

Item 9.  Exhibits.

         (a) The following is a list of documents filed as part of This Report on Form 10-D.

             Exhibit 99.1 Monthly Distribution Date Statement for the period covered herein.

         (b) The exhibits required to be filed pursuant to this form and Item 601 of Regulation S-K are listed in the Exhibit Index that immediately follows the signature page hereof.

                               SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                      J.P. Morgan Acceptance Corporation I
                                      (Depositor)

                                      /s/ Scott Kenneth Mulford
                                      Name:  Scott Kenneth Mulford
                                      Title: Vice President

     Date:  November 30, 2007

EXHIBIT INDEX

Exhibit Number

   99.1  Monthly Distribution Date Statement for the period covered herein.